RELATED PARTY TRANSACTIONS - Revenues from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party
RELATED PARTY TRANSACTIONS
Revenues	¥ 865,647	¥ 664,203	¥ 847,890
Online marketing services | Ziroom
RELATED PARTY TRANSACTIONS
Revenues	74,961	90,262	104,888
Platform services | IFM
RELATED PARTY TRANSACTIONS
Revenues	91,825	65,258	69,717
Agency services | Ziroom
RELATED PARTY TRANSACTIONS
Revenues	51,118	34,197	53,150
Agency services | Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Revenues	6,901	5,183	4,491
Technical Services | Tencent
RELATED PARTY TRANSACTIONS
Revenues	0	745	1,608
Agency services and other services | Shengdu
RELATED PARTY TRANSACTIONS
Revenues	0	8,700	7,565
Agency services, online marketing services and home renovation services | Vanlian
RELATED PARTY TRANSACTIONS
Revenues	0	0	174,511
Commission support services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenues	606,062	441,471	423,448
Platform and franchise services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenues	27,184	13,011	8,512
Others
RELATED PARTY TRANSACTIONS
Revenues	¥ 7,596	¥ 5,376	¥ 0